CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 116,920	$ 258,831	$ 103,075
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustment	(24,801)	(14,602)	(17,972)
Available- for- sale investments:
Change in net unrealized gains (losses)	5,102	(2,081)	259
Less - reclassification adjustment for net gains realized and included in net income	(3,388)	(32)	(16)
Net change (net of tax effect of $113, ($338) and $117)	1,714	(2,113)	243
Cash flow hedges:
Change in unrealized gains	600	(954)	(6,770)
Less - reclassification adjustment for net gains realized and included in net income	(132)	4,010	1,552
Net change	468	3,056	(5,218)
Total other comprehensive loss	(22,619)	(13,659)	(22,947)
Comprehensive income	$ 94,301	$ 245,172	$ 80,128